Balances and transactions with related parties (Tables)	9 Months Ended
Sep. 30, 2019
Balances and transactions with related parties
Summary of balances and transactions with related parties

	For the nine months ended
	September 30, 2019		As at September 30, 2019
	Sales to/	Purchases/	Amounts owed	Amounts
	income from	expenses from	by related	owed to
	related parties	related parties	parties	related parties
Associates	114	(380)	332	(59)
Key management personnel	1	(191)	—	(69)
Other related parties	3	(18)	8	(4)

	For the nine months ended
	September 30, 2018		As at December 31, 2018
	Sales to/	Purchases/	Amounts owed	Amounts
	income from	expenses from	by related	owed to
	related parties	related parties	parties	related parties
Associates	—	—	180	(185)
Key management personnel	12	(124)	—	(70)
Other related parties	3	(22)	6	(3)